Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Liabilities:
Asset retirement obligation	$ 5,968	$ 5,738
Contingent consideration on acquisition of non-controlling interest		4,456
Convertible Note Payable	27,964	58,710
Put option with Meteora	4,216
Interest rate swaps	38	992
Commodity swap contracts	394	382
Derivative warrant liabilities	22,410
Earnout liabilities	39,500
Assets:
Swaption	246
Interest rate swaps	1,189
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Asset retirement obligation
Contingent consideration on acquisition of non-controlling interest
Convertible Note Payable
Put option with Meteora
Interest rate swaps
Commodity swap contracts
Derivative warrant liabilities
Earnout liabilities
Assets:
Swaption
Interest rate swaps
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Asset retirement obligation
Contingent consideration on acquisition of non-controlling interest
Convertible Note Payable
Put option with Meteora
Interest rate swaps	38	992
Commodity swap contracts	394	382
Derivative warrant liabilities
Earnout liabilities
Assets:
Swaption	246
Interest rate swaps	1,189
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Asset retirement obligation	5,968	5,738
Contingent consideration on acquisition of non-controlling interest		4,456
Convertible Note Payable	27,964	58,710
Put option with Meteora	4,216
Interest rate swaps
Commodity swap contracts
Derivative warrant liabilities	22,410
Earnout liabilities	39,500
Assets:
Swaption
Interest rate swaps